UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C.
Address: 1050 Enterprise Way, 3rd Floor
         Sunnyvale, CA 94089

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Debra Babbitt
Title: Chief Compliance Officer
Phone: 617-556-2357

Signature, Place, and Date of Signing:

 /s/ Debra Babbitt             Sunnyvale, CA               10/30/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    50
Form 13F Information Table Value Total:    90,155
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP INC          COM              011659109       944      26924   SH         Sole                                NONE
ALLERGAN INC                  COM              018490102      5420      59184   SH         Sole                                NONE
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108      2064      24020   SH         Sole                                NONE
ARCH COAL INC                 COM              039380100       571      90131   SH         Sole                                NONE
ASTEC INDS INC                COM              046224101       490      15496   SH         Sole                                NONE
BANK OF NEW YORK MELLON CORP  COM              064058100      3739     165277   SH         Sole                                NONE
BEMIS INC                     COM              081437105      2293      72863   SH         Sole                                NONE
BON-TON STORES INC            COM              09776J101         4        387   SH         Sole                                NONE
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109        31       1955   SH         Sole                                NONE
CARPENTER TECHNOLOGY CORP     COM              144285103      1602      30628   SH         Sole                                NONE
CHEVRON CORP NEW              COM              166764100       947       8128   SH         Sole                                NONE
COMCAST CORP NEW              CL A             20030N101      9416     263413   SH         Sole                                NONE
COMCAST CORP NEW              CL A SPL         20030N200       977      28074   SH         Sole                                NONE
CONOCOPHILLIPS                COM              20825C104       270       4728   SH         Sole                                NONE
CRANE CO                      COM              224399105      1989      49817   SH         Sole                                NONE
DELTA AIR LINES INC DEL       COM NEW          247361702        93      10165   SH         Sole                                NONE
DOMINION RES INC VA NEW       COM              25746U109     17127     323517   SH         Sole                                NONE
EDWARDS LIFESCIENCES CORP     COM              28176E108      1928      17957   SH         Sole                                NONE
EXELON CORP                   COM              30161N101      3061      86024   SH         Sole                                NONE
EXXON MOBIL CORP              COM              30231G102       179       1958   SH         Sole                                NONE
FEDEX CORP                    COM              31428X106      1666      19686   SH         Sole                                NONE
FIFTH THIRD BANCORP           COM              316773100      4273     275613   SH         Sole                                NONE
FIRST AMERN FINL CORP         COM              31847R102      3130     144418   SH         Sole                                NONE
GARDNER DENVER INC            COM              365558105       668      11055   SH         Sole                                NONE
GREAT PLAINS ENERGY INC       COM              391164100      1156      51921   SH         Sole                                NONE
HEALTH NET INC                COM              42222G108       231      10243   SH         Sole                                NONE
INTERPUBLIC GROUP COS INC     COM              460690100        98       8823   SH         Sole                                NONE
ITT EDUCATIONAL SERVICES INC  COM              45068B109       160       4956   SH         Sole                                NONE
KELLOGG CO                    COM              487836108      1818      35192   SH         Sole                                NONE
KINDER MORGAN INC DEL         COM              49456B101      2595      73064   SH         Sole                                NONE
KULICKE & SOFFA INDS INC      COM              501242101        92       8883   SH         Sole                                NONE
LIBBEY INC                    COM              529898108       289      18342   SH         Sole                                NONE
MADISON SQUARE GARDEN CO      CL A             55826P100        11        276   SH         Sole                                NONE
MARATHON OIL CORP             COM              565849106      4260     144049   SH         Sole                                NONE
MARATHON PETE CORP            COM              56585A102      4253      77908   SH         Sole                                NONE
MOVADO GROUP INC              COM              624580106       106       3129   SH         Sole                                NONE
OLD DOMINION FGHT LINES INC   COM              679580100      3445     114295   SH         Sole                                NONE
OLIN CORP                     COM PAR $1       680665205       417      19188   SH         Sole                                NONE
PHILLIPS 66                   COM              718546104        68       1457   SH         Sole                                NONE
POTLATCH CORP NEW             COM              737630103      1101      29451   SH         Sole                                NONE
SONOCO PRODS CO               COM              835495102       552      17823   SH         Sole                                NONE
SUN LIFE FINL INC             COM              866796105       339      14585   SH         Sole                                NONE
THOMSON REUTERS CORP          COM              884903105      1063      36831   SH         Sole                                NONE
TITAN INTL INC ILL            COM              88830M102       432      24489   SH         Sole                                NONE
TRINITY INDS INC              COM              896522109       453      15110   SH         Sole                                NONE
VALASSIS COMMUNICATIONS INC   COM              918866104       304      12313   SH         Sole                                NONE
VIACOM INC NEW                CL B             92553P201        33        610   SH         Sole                                NONE
VIACOM INC NEW                CL A             92553P102      3085      57575   SH         Sole                                NONE
VIASAT INC                    COM              92552V100       502      13420   SH         Sole                                NONE
WGL HLDGS INC                 COM              92924F106       411      10218   SH         Sole                                NONE